CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($)	Common Stock	Additional Paid-In Capital	Accumulated deficit	Total
Beginning Balance, Shares at Dec. 31, 2013	66,575,122
Beginning Balance, Amount at Dec. 31, 2013	$ 666	$ 7,220,612	$ (5,523,792)	$ 1,697,486
Stock based compensation - Series A Warrant		848,388		848,388
Stock based compensation - options		$ 59,860		59,860
Net Loss			$ (2,131,396)	(2,131,396)
Ending Balance, Shares at Dec. 31, 2014	66,575,122
Ending Balance, Amount at Dec. 31, 2014	$ 666	$ 8,128,860	(7,655,188)	474,338
Stock based compensation - options		59,122		59,122
Issuance of common stock plus warrants, Shares	1,010,000
Issuance of common stock plus warrants, Amount	$ 10	1,009,990		$ 1,010,000
Exercise of warrants, Shares	196,812
Exercise of warrants, Amount	$ 2	(2)
Net Loss			(1,318,507)	$ (1,318,507)
Ending Balance, Shares at Dec. 31, 2015	67,781,934
Ending Balance, Amount at Dec. 31, 2015	$ 678	$ 9,197,970	$ (8,973,695)	$ 224,953